                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


 ______________________________________________________________________________

 1. Name and address of issuer:

    GENERAL SECURITIES, INCORPORATED
    5100 EDEN AVENUE, SUITE 204
    EDINA, MINNESOTA 55436
 ______________________________________________________________________________

 2. Name of each series or class of funds for which this notice is filed:

    REGISTRANT HAS ONLY ONE CLASS AND NO SERIES.
   _____________________________________________________________________________

 3. Investment Company Act File Number:

    811-594

    Securities Act File Number:  2-77092
   _____________________________________________________________________________

 4. Last day of fiscal year for which this notice is filed:

    NOVEMBER 30
 ______________________________________________________________________________

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

    NOT APPLICABLE                                                        / /
 ______________________________________________________________________________

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

    NOT APPLICABLE
 ______________________________________________________________________________

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    NONE
 ______________________________________________________________________________

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    NONE
 ______________________________________________________________________________

 9. Number and aggregate sale price of securities sold during the fiscal year:

    161,653 AT $2,338,462
 ______________________________________________________________________________

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

     161,653 AT $2,338,462
 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     25,125 AT $350,616
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during       $2,338,462
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +    350,616
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  - $2,208,218
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +          0
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued      $480,860
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x     1/2900
         Securities Act of 1933 or other applicable law or  ___________________
         regulation (see instruction C.6):                  $        166
   (vii) Fee due (line (i) or line (v) multiplied by        ___________________
         line (vi)):

_______________________________________________________________________________

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                         JANUARY 24, 1996

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By                        /c/ JOHN P. ROBINSON
                           _______________________________________________
                                PRESIDENT
                           _______________________________________________

  Date JANUARY 26, 1996
      ________________________